Operating Segment Information - Schedule of Information by Segment with Prior Period Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment revenue (Note 5)
Revenues	$ 80,457	$ 130,914	$ 175,171
Unallocated other income	18,931	22,942	18,063
Profit before tax		157,697	173,871
Unallocated net changes in fair value on derivative financial liability			61,897
Other segment information
Depreciation and amortization	6,845	2,623	738
Operating Segments [Member]
Segment revenue (Note 5)
Segment results	38,822	105,865	165,970
Profit before tax	55,217
Corporate, Non-Segment [Member]
Segment revenue (Note 5)
Unallocated other income	18,931	22,942	18,063
Unallocated other gain	24,757	68,797	19,598
Unallocated finance costs	(13,425)	(8,199)	(859)
Corporate and other unallocated expenses	(13,868)	(31,708)	(30,605)
Unallocated net changes in fair value on derivative financial liability			1,704
from contract with customers [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues	45,387	38,244	105,365
others [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues	35,070	92,670	69,806
Capital Market Solutions [Member]
Segment revenue (Note 5)
Revenues			74,305
Capital Market Solutions [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results		(1,276)	72,140
Capital Market Solutions [Member] | from contract with customers [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues			74,305
Capital Market Solutions [Member] | others [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues
Digital Solutions And Other Services [Member]
Segment revenue (Note 5)
Revenues	3,396	13,469	23,440
Digital Solutions And Other Services [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results	2,624	9,126	21,299
Digital Solutions And Other Services [Member] | from contract with customers [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues	3,396	13,469	23,440
Digital Solutions And Other Services [Member] | others [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues
Media And Entertainment [Member]
Segment revenue (Note 5)
Revenues	18,859	14,474	7,620
Media And Entertainment [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results	2,072	3,239	2,725
Media And Entertainment [Member] | from contract with customers [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues	18,859	14,474	7,620
Media And Entertainment [Member] | others [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues
Hotel Operations Hospitality And VIP Services [Member]
Segment revenue (Note 5)
Revenues	23,132	10,301
Hotel Operations Hospitality And VIP Services [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results	(944)	2,106
Hotel Operations Hospitality And VIP Services [Member] | from contract with customers [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues	23,132	10,301
Hotel Operations Hospitality And VIP Services [Member] | others [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues
Strategic Investment [Member]
Segment revenue (Note 5)
Revenues	35,070	92,670	69,806
Strategic Investment [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Segment results	35,070	92,670	69,806
Strategic Investment [Member] | from contract with customers [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues
Strategic Investment [Member] | others [Member] | Operating Segments [Member]
Segment revenue (Note 5)
Revenues	$ 35,070	$ 92,670	$ 69,806